Loss Per Share (Details) - Schedule of Antidilutive - shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Warrants [Member]
Schedule of Antidilutive [Line Items]
Share excluded from the calculation of diluted net loss per ordinary share		22,900,000
Earn-out Shares [Member]
Schedule of Antidilutive [Line Items]
Share excluded from the calculation of diluted net loss per ordinary share	14,000,000	14,000,000
Original Option Units [Member]
Schedule of Antidilutive [Line Items]
Share excluded from the calculation of diluted net loss per ordinary share	8,274,240	8,217,559	7,850,915
Additional Option Units [Member]
Schedule of Antidilutive [Line Items]
Share excluded from the calculation of diluted net loss per ordinary share	326,860	374,334	270,527
RSU [Member]
Schedule of Antidilutive [Line Items]
Share excluded from the calculation of diluted net loss per ordinary share	3,242,133	1,738,338	1,738,338
Liability-settled share-based payment to non-employee [Member]
Schedule of Antidilutive [Line Items]
Share excluded from the calculation of diluted net loss per ordinary share	200,000	200,000
Convertible Notes Payable [Member]
Schedule of Antidilutive [Line Items]
Share excluded from the calculation of diluted net loss per ordinary share	7,156,541	6,752,041	6,752,041